JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES October 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Dividend Advantage Municipal Fund 3 (the “Registrant”)

File No. 333-206628

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganization of each of Nuveen Municipal Advantage Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc. and Nuveen Dividend Advantage Municipal Fund 2 into the Registrant.

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on August 27, 2015, relating to the issuance of common shares in connection with the reorganizations described above (the “Initial Registration Statement”), in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on September 23, 2015, with respect to the Initial Registration Statement. The Amendment is also being filed for the purpose of providing certain information required by Form N-14 and not included in the Initial Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.